Consolidated statements of comprehensive income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [line items]
Net income	$ 2,895	$ 1,867	$ 4,954	$ 4,040
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on debt securities, net of taxes		1
Total fair value adjustments on financial instruments, net of taxes		1
Associated companies' movements in comprehensive income			(71)	(12)
Net investment hedge	(33)	(38)	72	(1)
Currency translation effects	606	380	(1,550)	382
Total of items to eventually recycle	573	343	(1,549)	369
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	576	319	1,674	(293)
Fair value adjustments on equity securities, net of taxes	77	173	226	99
Total of items never to be recycled	653	492	1,900	(194)
Total comprehensive income	4,121	2,702	5,305	4,215
Attributable to
Shareholders of Novartis AG	4,123	2,703	5,309	4,219
Comprehensive income, attributable to non-controlling interests	$ (2)	$ (1)	$ (4)	$ (4)